Stockholders' Equity - Summary of Treasury Stock Activities (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Equity [Abstract]
Treasury Stock, Shares, Beginning Balance	4,881,940	4,879,848
Acquisition through purchase of odd-lot shares, Shares	6,036	3,409
Sell upon request for purchase of odd-lot shares, Shares	(297)	(1,317)
Treasury Stock, Shares, Ending Balance	4,887,679	4,881,940
Treasury Stock, Value, Beginning Balance	¥ 11,250	¥ 11,246
Acquisition through purchase of odd-lot shares, Value	15	6
Sell upon request for purchase of odd-lot shares, Value	(1)	(2)
Treasury Stock, Value, Ending Balance	¥ 11,264	¥ 11,250